ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and related	$ 6,157	$ 4,556
Accrued vacation	3,495	3,099
Accrued VAT	2,678	2,236
Current portion of liability to United States Department of Labor (see Note 10)	165	164
Other	1,637	2,762
Total accrued expenses and other current liabilities	$ 14,132	$ 12,817